ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details - Divested entities)	12 Months Ended
Mar. 31, 2024
Farvision Digital Technology Group Inc [Member]
Date of Incorporation	Jul. 20, 2010
Place of Incorporation	Scarborough, Ontario
Principal activity	Construction
Farvision Digital Technology Group Inc [Member] | Neo Canaan Investment [Member]
Ownership percentage	100.00%
Canada Inc 9651837 [Member]
Date of Incorporation	Jun. 12, 2021
Place of Incorporation	Toronto, Ontario
Principal activity	High school education
Canada Inc 9651837 [Member] | Farvision Education [Member]
Ownership percentage	70.00%